Note 7 - Goodwill and Other Intangible Assets - Changes in Goodwill (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	May 05, 2016	[1],[2]
Balance	$ 2,079,284		$ 0	$ 0
Fresh start accounting			2,079,284		$ 2,079,284
2015 impairment	0	$ (1,100,000)	0
Balance	2,079,284	0	2,079,284	0
Predecessor [Member]
Balance				1,128,517
Fresh start accounting
2015 impairment		$ (1,100,000)		(1,128,517)
Balance

[1]	Represents identifiable intangible assets of approximately $8.4 million and goodwill of approximately $2.1 million. Upon the application of fresh start accounting, the Company allocated the reorganization value to its individual assets based on their estimated fair values. Reorganization value represents the fair value of the Successor Company’s assets before considering liabilities, and the excess of reorganization value over the fair value of identified tangible and intangible assets is reported separately on the consolidated balance sheet as goodwill. The Company, with the assistance of external valuation specialists, estimated the enterprise value of the Company upon emergence from Chapter 11 bankruptcy to be $17.9 million. Enterprise value is defined as the total invested capital, which includes cash and cash equivalents. The estimate is based on a calculation of the present value of the projected future cash flows of the Company from May 5, 2016 through the year ending December 31, 2025 along with a terminal value. The Company estimated a terminal value using the Gordon Growth Model. In applying fresh start accounting, the Company followed these principles: ? The reorganization value, estimated as approximately $24.0 million, which represents the sum of the enterprise value and estimated fair value of noninterest bearing liabilities, was allocated to the Successor Company's assets based on their estimated fair values. The reorganization value exceeded the sum of the fair value assigned to the assets, and the excess was recognized as goodwill of the Successor Company as of May 5, 2016. ? Each liability existing as of May 5, 2016 has been stated at its estimated fair value. ? Deferred tax assets and liabilities have been recognized for differences between the assigned values and the tax basis of the recognized assets and liabilities, and have been fully valued as of May 5, 2016 to reduce deferred tax assets to the amounts expected to be realized. Pursuant to fresh start accounting the Company allocated the determined reorganization value to the Successor Company's assets as follows (in thousands): Enterprise Value $ 17,889 Plus estimated fair value of liabilities 6,161 Reorganization Value 24,050 Less: Estimated fair value of tangible assets (13,574) Estimated fair value of identifiable intangible assets (8,397) Goodwill $ 2,079
[2]	Represents identifiable intangible assets of approximately $8.4 million and goodwill of approximately $2.1 million. Upon the application of fresh start accounting, the Company allocated the reorganization value to its individual assets based on their estimated fair values. Reorganization value represents the fair value of the Successor Company’s assets before considering liabilities, and the excess of reorganization value over the fair value of identified tangible and intangible assets is reported separately on the consolidated balance sheet as goodwill. The Company, with the assistance of external valuation specialists, estimated the enterprise value of the Company upon emergence from Chapter 11 bankruptcy to be $17.9 million. Enterprise value is defined as the total invested capital, which includes cash and cash equivalents. The estimate is based on a calculation of the present value of the projected future cash flows of the Company from May 5, 2016 through the year ending December 31, 2025 along with a terminal value. The Company estimated a terminal value using the Gordon Growth Model. In applying fresh start accounting, the Company followed these principles: ? The reorganization value, estimated as approximately $24.0 million, which represents the sum of the enterprise value and estimated fair value of noninterest bearing liabilities, was allocated to the Successor Company's assets based on their estimated fair values. The reorganization value exceeded the sum of the fair value assigned to the assets, and the excess was recognized as goodwill of the Successor Company as of May 5, 2016. ? Each liability existing as of May 5, 2016 has been stated at its estimated fair value. ? Deferred tax assets and liabilities have been recognized for differences between the assigned values and the tax basis of the recognized assets and liabilities, and have been fully valued as of May 5, 2016 to reduce deferred tax assets to the amounts expected to be realized. Pursuant to fresh start accounting the Company allocated the determined reorganization value to the Successor Company's assets as follows (in thousands): Enterprise Value $ 17,889 Plus estimated fair value of liabilities 6,161 Reorganization Value 24,050 Less: Estimated fair value of tangible assets (13,574) Estimated fair value of identifiable intangible assets (8,397) Goodwill $ 2,079